Property, Plant and Equipment, Net (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 38,568
Ending balance	35,972
COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,670
Acquisitions	268
Additions	3,488
Transfer from E&E (Note 9)	112
Change in Decommissioning Liabilities	412
Divestitures (Note 5)	(7,254)
Exchange Rate Movements and Other	(898)
Ending balance	64,798
ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30,102)
Depreciation, Depletion and Amortization	3,570
Divestitures (Note 5)	4,196
Exchange Rate Movements and Other	(650)
Ending balance	(28,826)
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,241
Ending balance	31,036
Crude Oil and Natural Gas Properties | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,090
Acquisitions	268
Additions	3,053
Transfer from E&E (Note 9)	112
Change in Decommissioning Liabilities	412
Divestitures (Note 5)	(5)
Exchange Rate Movements and Other	(450)
Ending balance	55,480
Crude Oil and Natural Gas Properties | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,849)
Depreciation, Depletion and Amortization	2,993
Divestitures (Note 5)	1
Exchange Rate Movements and Other	(397)
Ending balance	(24,444)
Processing, Transportation and Storage Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	139
Ending balance	133
Processing, Transportation and Storage Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	280
Acquisitions	0
Additions	4
Transfer from E&E (Note 9)	0
Change in Decommissioning Liabilities	0
Divestitures (Note 5)	0
Exchange Rate Movements and Other	(9)
Ending balance	275
Processing, Transportation and Storage Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(141)
Depreciation, Depletion and Amortization	9
Divestitures (Note 5)	0
Exchange Rate Movements and Other	(8)
Ending balance	(142)
Refining Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,650
Ending balance	4,331
Refining Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,325
Acquisitions	0
Additions	413
Transfer from E&E (Note 9)	0
Change in Decommissioning Liabilities	0
Divestitures (Note 5)	(7,243)
Exchange Rate Movements and Other	(416)
Ending balance	7,079
Refining Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,675)
Depreciation, Depletion and Amortization	507
Divestitures (Note 5)	4,195
Exchange Rate Movements and Other	(239)
Ending balance	(2,748)
Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	538
Ending balance	472
Other Assets | COST
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,975
Acquisitions	0
Additions	18
Transfer from E&E (Note 9)	0
Change in Decommissioning Liabilities	0
Divestitures (Note 5)	(6)
Exchange Rate Movements and Other	(23)
Ending balance	1,964
Other Assets | ACCUMULATED DEPRECIATION, DEPLETION AND AMORTIZATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,437)
Depreciation, Depletion and Amortization	61
Divestitures (Note 5)	0
Exchange Rate Movements and Other	(6)
Ending balance	$ (1,492)